Reverse Merger (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of fair values assigned to assets acquired and liabilities assumed
December 15, 2017
Assets Acquired:
Website (recorded as Asset Held for Disposition)	$584

Liabilities Assumed:
Accounts payable and accrued liabilities	(4,250)
Convertible note payable due to related party	(900,000)
Less: Assumption of existing liability by related party (see Note 7)	400,000

Net Liabilities Acquired	$(503,666)